Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	$ 2,246	$ 4,717
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans		204
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	794	1,064
Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	342	1,637
Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	1,097	1,564
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Increase in non-performing loans	$ 13	$ 248